Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Discount rate	4.08%	5.18%	5.61%
Rate of compensation increase	3.74%	3.63%	3.58%